Accounts Receivable - Accounts Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, gross	$ 7,478	$ 4,945	$ 8,619
Less: allowance for doubtful accounts	(1,478)	(1,607)	(1,219)
Accounts receivable, net	$ 6,000	$ 3,338	$ 7,400